Deferred income tax assets/(liabilities)	12 Months Ended
Dec. 31, 2025
Deferred income tax assets/(liabilities) [Abstract]
Deferred income tax assets/(liabilities)
21	Deferred income tax assets

	2024	2025
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	53,265	23,019
- Other temporary differences	295	295
	53,560	23,314
The deferred tax liabilities comprise temporary differences attributable to:
- Others	—	—
	—	—

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are as follows:

	2024	2025
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	53,560	23,314
	53,560	23,314
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	—	—

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2024	2025
	RMB’000	RMB’000
At 1 January	76,929	53,560
Disposal of subsidiaries (Note 26)	—	(2,166)
Credited to consolidated statement of comprehensive income	(23,371)	(28,080)
Translation adjustment	2	—
At 31 December	53,560	23,314

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2024	76,572	366	76,938
Credited to consolidated statement of comprehensive income	(23,309)	(71)	(23,380)
Translation adjustment	2	—	2
At 31 December 2024 and 1 January 2025	53,265	295	53,560
Disposal of subsidiaries (Note 26)	(2,166)	—	(2,166)
Credited to consolidated statement of comprehensive income	(28,080)	—	(28,080)
At 31 December 2025	23,019	295	23,314

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023 and 1 January 2024	(9)	—	(9)
Credited to consolidated statement of comprehensive income	9	—	9
At 31 December 2024	—	—	—

Deferred income tax assets are recognised for tax loss carry-forwards to the extent that the realisation of the related tax benefit through future taxable profits is probable. The Group has tax losses as at 31 December 2025 of RMB23,019,000 (2024: RMB53,265,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2024	2025
	RMB’000	RMB’000
Tax loss expiring within 5 years	53,265	23,019